Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000201048 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000201048 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000201048 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000201048 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201048 | Live Nation Entertainment, Inc.FR_538034109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201048 | Take-Two Interactive Software, Inc.FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201048 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201048 | Warner Bros Discovery, Inc.FR_934423104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201048 | AT&T, Inc.FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201048 | Electronic Arts, Inc.FR_285512109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201048 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000201048 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000201048 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000201048 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000201048 | IndustryWireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017594 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000017594 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017594 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017594 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017594 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017594 | Booking Holdings, Inc.FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017594 | Lowe's Cos., Inc.FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017594 | Starbucks Corp.FR_855244109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017594 | O'Reilly Automotive, Inc.FR_67103H107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017594 | Marriott International, Inc.FR_571903202
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017594 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000017594 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000017594 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000017594 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000017594 | IndustryTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017594 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017594 | IndustryDistributors
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017594 | IndustryAuto Components
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017594 | IndustryLeisure Products
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017595 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000017595 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017595 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017595 | Coca-Cola Co.FR_191216100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017595 | Philip Morris International, Inc.FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017595 | Mondelez International, Inc.FR_609207105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017595 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017595 | Altria Group, Inc.FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017595 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017595 | Target Corp.FR_87612E106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017595 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000017595 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000017595 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000017595 | IndustryHousehold Products
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000017595 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017595 | IndustryPersonal Products
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017596 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000017596 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000017596 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017596 | EOG Resources, Inc.FR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017596 | SLB Ltd.FR_806857108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017596 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017596 | Valero Energy Corp.FR_91913Y100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017596 | Phillips 66 Co.FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017596 | Marathon Petroleum Corp.FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017596 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017596 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000017596 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017597 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017597 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017597 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017597 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017597 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017597 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017597 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017597 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017597 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017597 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017597 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000017597 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000017597 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000017597 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017597 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017598 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017598 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017598 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017598 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017598 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017598 | Amgen, Inc.FR_031162100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017598 | Thermo Fisher Scientific, Inc.FR_883556102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017598 | Abbott LaboratoriesFR_002824100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017598 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017598 | Intuitive Surgical, Inc.FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017598 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000017598 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000017598 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000017598 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000017598 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017599 | Caterpillar, Inc.FR_149123101
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017599 | General Electric Co.FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017599 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017599 | GE Vernova, Inc.FR_36828A101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017599 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017599 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017599 | Union Pacific Corp.FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017599 | Honeywell International, Inc.FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017599 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017599 | Eaton Corp. PLCFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017599 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000017599 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000017599 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017599 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017599 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017599 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017599 | IndustryIndustrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017599 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017599 | IndustryAir Freight & Logistics
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017599 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017600 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000017600 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017600 | Freeport-McMoRan, Inc.FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017600 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017600 | Air Products & Chemicals, Inc.FR_009158106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017600 | Sherwin-Williams Co.FR_824348106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017600 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017600 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017600 | Martin Marietta Materials, Inc.FR_573284106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017600 | Nucor Corp.FR_670346105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017600 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000017600 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000017600 | IndustryConstruction Materials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017600 | IndustryContainers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000161049 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000161049 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000161049 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161049 | American Tower Corp.FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161049 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161049 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161049 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161049 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161049 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161049 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161049 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000161049 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000161049 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000161049 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000161049 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000161049 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000161049 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161049 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017601 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000017601 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017601 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017601 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017601 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017601 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017601 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017601 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017601 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017601 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017601 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000017601 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000017601 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000017601 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017601 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017601 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017602 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017602 | Southern Co.FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017602 | Duke Energy Corp.FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017602 | Constellation Energy Corp.FR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017602 | American Electric Power Co., Inc.FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017602 | SempraFR_816851109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017602 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017602 | Entergy Corp.FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017602 | Exelon Corp.FR_30161N101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017602 | Vistra Corp.FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017602 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000017602 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000017602 | IndustryIndependent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017602 | IndustryGas Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017602 | IndustryWater Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%